Annual Operating Expenses {- Franklin New York Tax-Free Income Fund} - Franklin New York Tax-Free Income Fund-22 - Franklin New York Tax-Free Income Fund	Mar. 08, 2021
Class A
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual Fund operating expenses	0.78%
Class A1
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	0.10%
Other expenses	0.07%
Total annual Fund operating expenses	0.63%
Class C
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	0.65%
Other expenses	0.07%
Total annual Fund operating expenses	1.18%
Class R6
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	none
Other expenses	0.04%
Total annual Fund operating expenses	0.50%
Advisor Class
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	none
Other expenses	0.07%
Total annual Fund operating expenses	0.53%